Commitments and Contingencies (Details)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 05, 2023 ft²
Commitments and Contingencies [Line Items]
Square feet of land (in Square Meters) | ft²			288,680
Accrued contingencies	$ 4,671,905	$ 5,356,905
Contingent liability